Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Details) - Schedule of Standardized Measure of Discounted Future Net Cash Flows $ in Thousands	Dec. 31, 2023 USD ($)
Successor [Member]
Schedule of Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Future cash inflows	$ 1,216,840
Future production costs	(438,653)
Future development costs	(94,156)
Future net cash flows	684,031
10% annual discount for estimated timing of cash flows	(403,413)
Standardized measure of discounted future net cash flows	280,618
Predecessor [Member]
Schedule of Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Future cash inflows	1,680,514
Future production costs	(451,155)
Future development costs	(124,216)
Future net cash flows	1,105,143
10% annual discount for estimated timing of cash flows	(585,596)
Standardized measure of discounted future net cash flows	$ 519,547